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                          STREETTRACKS(R) SERIES TRUST

                           SPDR(R) O-STRIP ETF (OOO)


                       Supplement Dated September 14, 2006
                      to Prospectus Dated October 31, 2005

     Effective immediately, the SPDR(R) O-Strip ETF is closed to investors.